                          SEMIANNUAL REPORT
                          MARCH 31, 2003

CASH ACCUMULATION TRUST/
NATIONAL MONEY MARKET FUND

                          FUND TYPE
                          Money market

                          OBJECTIVE
                          Current income to the extent consistent with preservation of capital and liquidity

                          This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

                          The views expressed in this report and
                          information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

Prudential Financial is a service mark of
The Prudential Insurance Company of America,
Newark, NJ, and its affiliates.                       (LOGO)

Cash Accumulation Trust  National Money Market Fund

Performance at a Glance

INVESTMENT GOALS AND STYLE
The National Money Market Fund (the Fund) seeks current income to the extent consistent with preservation of capital and liquidity. The Fund is a diversified portfolio of high-quality, U.S. dollar-denominated money market securities issued by the U.S. government and its agencies and instumentalities, major corporations, and commercial banks of the United States and foreign countries. Maturities can range from 1 day to 13 months. We generally purchase securities rated in one of the two highest rating short-term categories by at least two major independent rating agencies, or if not rated, deemed to be of equivalent quality by our credit research staff. While we make every effort to achieve our objective and maintain a net asset value (NAV) of $1 per share, we cannot guarantee success.

Money Market Fund Yield Comparison

              (GRAPH)
      www.prudential.com  (800) 225-1852

Semiannual Report  March 31, 2003

Fund Facts                                 As of 3/31/03

                                 7-Day         Net Asset    Weighted Avg.  Net Assets
                              Current Yield   Value (NAV)    Mat. (WAM)    (Millions)
National Money Market Fund       0.65%           $1.00         66 Days        $279
-------------------------------------------------------------------------------------
iMoneyNet, Inc. Prime Retail
Universe Average*                0.58%           $1.00         58 Days         N/A
-------------------------------------------------------------------------------------

Note: Yields will fluctuate from time to time, and past performance is not indicative of future results. An investment in the Fund is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.
* The iMoneyNet, Inc. Prime Retail Universe
  Average is based on the average yield and WAM of all funds in the iMoneyNet, Inc. Prime
  Retail Universe category. iMoneyNet, Inc.
  reports a seven-day current yield, NAV, and WAM on Tuesdays. This is the data of all funds in the iMoneyNet, Inc. Prime Retail
  Universe Average category as of March 25,
  2003, the closest date to the end of our reporting period.

Weighted Average Maturity Comparison

                  (GRAPH)
                                     1

(LOGO)                   May 15, 2003

DEAR SHAREHOLDER,
Money market funds and other conservative investment alternatives served as safe havens for investors discouraged by a volatile equity market during the National Money Market Fund's six-month reporting period ended March 31, 2003. As the economic recovery in the United
States struggled to stay on track, stocks began to rebound in late 2002, only to turn sharply lower during the first three months of 2003. In light of these large swings in stock prices, the conservative market sentiment was not surprising.

Doubts about the staying power of the economic recovery, exacerbated at that time by the war in Iraq, encouraged a trend toward lower interest rates that reduced the level of income earned in all portfolios that invest in money market securities. Nevertheless, the Fund provided a yield throughout the reporting period that was higher than that of the average comparable portfolio as measured by iMoneyNet, Inc. On the following pages, the Fund's management team explains conditions in the money markets and the Fund's performance.

In March 2003 I was named president of the Fund. I am pleased to lead an organization aimed at offering a high-quality product based on consistent investment disciplines--a point of stability in today's turbulent markets.
At Prudential Financial, we recommend that you work closely with a financial professional if you are considering making any changes to your investment strategy. Thank you for your confidence in Prudential mutual funds.

Sincerely,

Judy A. Rice, President
Cash Accumulation Trust/National Money Market Fund

Cash Accumulation Trust  National Money Market Fund

Semiannual Report  March 31, 2003

INVESTMENT ADVISER'S REPORT

INVESTING AMID HEIGHTENED GEOPOLITICAL RISKS
Geopolitical developments during our six-month reporting period that began October 1, 2002 negatively affected the U.S. economy and the stock market. There was concern that the United
States might get bogged down in the war with Iraq, although the fighting only lasted several weeks. North Korea's maneuvers with respect to its nuclear weapons program were another source of anxiety. Wary businesses reacted by reducing investments in equipment, software, and buildings, while consumers spent less vigorously on automobiles and other major purchases. The stock market, which had begun to rebound in late 2002, turned lower in the first three months of 2003.

As our reporting period began, financial markets focused on data that indicated economic growth might be stronger than anticipated. This view, along with bargain hunting, helped stock prices improve. In addition, it led to speculation that interest rates had bottomed.
Consequently, investors demanded higher yields on money market securities in October 2002, which pushed their prices lower. During this time, we purchased attractively priced securities that matured before the end of 2002.
It was in October 2002 that money market yields reached their peak for our six-month reporting period, then quickly turned lower.

Money market yields declined because weak economic data released in late October 2002 made it more likely that the Federal Reserve
(the Fed) was on the verge of reducing short-term rates to strengthen the economy. When it met in early November 2002, the Fed aggressively cut its target for the rate banks charge each other for overnight loans by half a percentage point to 1.25%, its lowest level in 41 years.
Money market yields continued to slide during the remainder of our reporting period. This trend reflected speculation that the Fed would provide further stimulus in 2003 as the economy continued to suffer when consumer confidence plunged before the war in Iraq began.

Cash Accumulation Trust  National Money Market Fund

Semiannual Report  March 31, 2003

FINDING VALUE AMONG FEDERAL AGENCY SECURITIES
In this environment of falling interest rates, we analyzed trends within various money market sectors to identify securities that offered better relative value. Among federal agency issues, we purchased securities in November 2002 that were callable, which in this case meant that securities scheduled to mature in 13 months could be retired by their issuers in three months. These securities were priced attractively to compensate investors for the early maturity option.

During the final three months of our reporting period, our analysis of yields on money market securities with different maturity dates helped determine which securities provided the best relative value. For example, money market securities that mature in one year typically provide higher yields than money market securities due in three months to compensate investors for the greater risks associated with owning longer-term investments. However, in the final three months of our reporting period, the difference between yields on one-year and three-month securities shrank considerably.
This occurred because there was increased demand for one-year securities, reflecting the view that one-year securities would yield much less in coming months if the Fed cut short-term rates in 2003 as anticipated at that time.

Therefore, during the first calendar quarter of 2003, we primarily invested in securities maturing in three months or less because we believed they offered better relative value than securities due in one year. In March 2003, however, after a government report showed the job market had weakened, we also purchased six-month and one-year securities to help insulate the Fund's yield from any further decline in short-term rates.

        www.prudential.com  (800) 225-1852

LOOKING AHEAD
Widespread expectations for a more
accommodative monetary policy in 2003 faded after the fighting in Iraq ended. However, because geopolitical risks remain and the lackluster pace of economic growth continues, the Fed could still cut short-term rates this year. Nevertheless, we intend to maintain the Fund's considerable exposure to variable-rate securities. We expect rates on these securities to reset to higher levels in response to an eventual rise in interest rates that will likely occur once economic growth accelerates.

Cash Accumulation Trust/National Money Market Fund Management Team

       Cash Accumulation Trust       National Money Market Fund
             Portfolio of Investments as of March 31, 2003 (Unaudited)

Principal
Amount
(000)         Description                                              Value (Note 1)
-------------------------------------------------------------------------------------------
Bank Notes  0.4%
              Bank One Corp.
 $   1,150    1.47%, 4/24/03(a)                                        $    1,150,093
-------------------------------------------------------------------------------------
Certificates of Deposit--Canadian  2.9%
              Toronto Dominion Bank
     8,000    1.27%, 6/18/03                                                8,000,000
-------------------------------------------------------------------------------------
Certificates of Deposit--Domestic  4.7%
              Citibank N.A.
     3,000    1.23%, 6/12/03                                                3,000,000
              Wells Fargo Bank N.A.
    10,000    1.26%, 4/8/03                                                 9,999,979
                                                                       --------------
                                                                           12,999,979
-------------------------------------------------------------------------------------
Certificates of Deposit--Yankee  11.8%
              Banco Bilbao
     6,000    1.27%, 12/16/03(a)                                            6,000,000
              Dexia Bank
     7,000    1.23%, 4/14/03                                                7,000,000
              Landesbank Baden-Wurttemberg
     1,200    1.28%, 4/17/03(a)                                             1,199,077
              Royal Bank of Scotland
     4,000    1.35%, 4/19/04                                                4,000,000
              UBS AG
     8,000    1.21%, 3/17/04                                                8,000,000
              Westpac Banking Corp.
     6,660    1.16%, 9/5/03                                                 6,658,837
                                                                       --------------
                                                                           32,857,914
-------------------------------------------------------------------------------------
Commercial Paper  51.9%
              Alcoa, Inc.
     8,062    1.30%, 4/17/03                                                8,057,342
              Alcon Capital Corp.
       417    1.22%, 5/6/03                                                   416,505

    6                                      See Notes to Financial Statements

       Cash Accumulation Trust       National Money Market Fund
             Portfolio of Investments as of March 31, 2003 (Unaudited) Cont'd.

Principal
Amount
(000)         Description                                              Value (Note 1)
-------------------------------------------------------------------------------------------
              Allianz Finance Corp.
 $   3,400    1.32%, 5/23/03                                           $    3,393,517
              Asset Securitization Cooperative Corp.
     3,150    1.30%, 4/22/03                                                3,147,611
              Barclays Funding Corp.
     2,300    1.27%, 5/6/03                                                 2,297,160
              Cargill, Inc.
     5,000    1.30%, 4/10/03                                                4,998,375
              CBA Finance, Inc.
     1,700    1.27%, 5/21/03                                                1,697,001
              Citicorp
     5,000    1.28%, 5/6/03                                                 4,993,778
              Corporate Asset Funding Co.
     1,000    1.23%, 6/19/03                                                  997,301
              Credit Agricole N.A.
     1,955    1.30%, 5/6/03                                                 1,952,529
              CXC LLC
     1,000    1.23%, 6/13/03                                                  997,506
              Diageo Capital PLC
     4,000    1.30%, 4/15/03                                                3,997,978
              Edison Asset Securitization LLC
     3,860    1.25%, 5/27/03                                                3,852,495
              Forrestal Funding Master Trust
     5,000    1.25%, 4/8/03                                                 4,998,785
              Fortis Funding LLC
    10,000    1.32%, 6/9/03                                                 9,974,700
              Hamburgische Landesbank
     4,094    1.26%, 12/22/03                                               4,056,028
              HBOS Treasury Services PLC
     1,290    1.27%, 5/16/03                                                1,287,952
              Independence Funding LLC
     8,000    1.29%, 4/24/03                                                7,993,407
              Morgan Stanley Dean Witter
     3,000    1.25%, 4/25/03                                                2,997,500
              Natexis Banques Populaires
     4,000    1.28%, 5/12/03                                                3,994,169

    See Notes to Financial Statements                                      7

       Cash Accumulation Trust       National Money Market Fund
             Portfolio of Investments as of March 31, 2003 (Unaudited) Cont'd.

Principal
Amount
(000)         Description                                              Value (Note 1)
-------------------------------------------------------------------------------------------
              New Center Asset Trust
 $   6,000    1.27%, 8/29/03                                           $    5,968,250
              Nordeutsche Landesbank
     9,904    1.25%, 4/14/03                                                9,899,530
              Old Line Funding Corp.
     4,000    1.27%, 5/14/03                                                3,993,932
              Preferred Receivables Funding Corp.
     2,500    1.23%, 4/10/03                                                2,499,231
              Prudential PLC
     6,383    1.25%, 5/30/03                                                6,369,924
              Santander Central Hispano Finance
    10,000    1.28%, 5/15/03                                                9,984,417
              Schlumberger Technology Corp.
     4,000    1.25%, 6/9/03                                                 3,990,417
              Stadshypotek
     5,000    1.30%, 4/23/03                                                4,996,028
     6,900    1.24%, 5/13/03                                                6,890,018
              Svenska Handelsbank, Inc.
     1,300    1.30%, 4/2/03                                                 1,299,953
              Swiss Re Financial Products
     2,600    1.30%, 6/9/03                                                 2,593,522
              Thunder Bay Funding, Inc.
     1,500    1.27%, 4/14/03                                                1,499,312
              Tulip Funding Corp.
     1,000    1.35%, 4/14/03                                                  999,512
     1,021    1.30%, 4/30/03                                                1,019,931
     4,000    1.28%, 5/29/03                                                3,991,751
              UBS Finance LLC
     1,300    1.28%, 4/8/03                                                 1,299,676
              Westpac Capital Corp.
     1,480    1.30%, 4/7/03                                                 1,479,679
                                                                       --------------
                                                                          144,876,722
-------------------------------------------------------------------------------------
Other Corporate Obligations  29.3%
              Allstate Life Insurance Co.
     2,000    1.52%, 5/1/03
                 (cost $2,000,000; purchased 05/1/01)(a)(c)                 2,000,000

    8                                      See Notes to Financial Statements

       Cash Accumulation Trust       National Money Market Fund
             Portfolio of Investments as of March 31, 2003 (Unaudited) Cont'd.

Principal
Amount
(000)         Description                                              Value (Note 1)
-------------------------------------------------------------------------------------------
              American Express Credit Corp., MTN
 $   2,000    1.37%, 3/5/04(a)                                         $    2,000,000
              Associates Corp. N.A.
     1,000    5.75%, 10/15/03                                               1,021,982
              Bank One Corp., MTN
     2,000    1.53%, 6/26/03(a)                                             2,002,554
     5,000    1.53%, 6/27/03(a)                                             5,005,902
     5,000    1.51%, 8/7/03(a)                                              5,004,842
              Chase Manhattan Corp., MTN
     4,000    1.41%, 6/16/03(a)                                             4,002,279
              FleetBoston Financial Corp., MTN
     5,000    1.53%, 4/14/03(a)                                             5,001,630
              General Electric Capital Assurance Co.
     2,000    1.38%, 4/22/03
                 (cost $2,000,000; purchased 7/22/02)(a)(c)                 2,000,000
              General Electric Capital Corp., MTN
     7,000    1.31%, 4/17/03(a)                                             7,000,000
              Goldman Sachs Group L.P., MTN
    12,000    1.41%, 6/16/03(a)                                            12,000,000
              J.P. Morgan Chase & Co., MTN
     2,000    1.44%, 5/27/03(a)                                             2,001,016
              Merrill Lynch & Co., Inc., MTN
     8,000    1.37%, 4/11/03(a)                                             8,000,000
              Metropolitan Life Insurance Co.
     2,000    1.49%, 4/3/03
                 (cost $2,000,000; purchased 9/26/02)(a)(c)                 2,000,000
              Morgan Stanley Dean Witter, MTN
     2,000    7.38%, 4/15/03(d)                                             2,003,601
     8,000    1.38%, 4/15/04(a)                                             8,000,000
              Nyala Funding LLC
     1,000    1.32%, 5/16/03                                                  998,350
              Salomon Smith Barney Holdings, Inc., MTN
     3,500    6.63%, 11/15/03                                               3,595,760
              Toyota Motor Credit, MTN
     5,950    5.63%, 11/13/03                                               6,101,952

    See Notes to Financial Statements                                      9

       Cash Accumulation Trust       National Money Market Fund
             Portfolio of Investments as of March 31, 2003 (Unaudited) Cont'd.

Principal
Amount
(000)         Description                                              Value (Note 1)
-------------------------------------------------------------------------------------------
              Travelers Insurance Co.
 $   2,000    1.47%, 4/8/03
                 (cost $2,000,000; purchased 7/8/02)(a)(c)             $    2,000,000
                                                                       --------------
                                                                           81,739,868
                                                                       --------------
              Total Investments  101.0%
                 (amortized cost $281,624,576(b))                         281,624,576
              Liabilities in excess of other assets  (1.0)%                (2,669,680)
                                                                       --------------
              Net Assets  100%                                         $  278,954,896
                                                                       --------------
                                                                       --------------

------------------------------
(a) Variable rate instrument. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted or the date on which the security can be redeemed at par.
(b) Federal income tax basis is the same as for financial reporting purposes.
(c) Private placement, restricted as to resale and does not have a readily available market; the aggregate cost of such securities is $8,000,000. The aggregate value of $8,000,000 is 2.9% of net assets.
MTN--Medium Term Note.
    10                                     See Notes to Financial Statements

       Cash Accumulation Trust       National Money Market Fund
             Portfolio of Investments as of March 31, 2003 (Unaudited) Cont'd.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2003 was as follows:

Commercial Banks...............................................   49.0%
Security Broker/Dealer.........................................   13.1
Asset-Backed Securities........................................   10.7
Bank Holding Company...........................................    8.3
Life Insurance.................................................    6.4
Prime Smelt & Refining.........................................    2.9
Short Term Business Credit.....................................    2.5
Motor Vehicle Parts............................................    2.2
Grain Mill Products............................................    1.8
Oil & Gas Field Service........................................    1.4
Beverages......................................................    1.4
Other..........................................................    1.3
                                                                 -----
                                                                 101.0
Liabilities in excess of other assets..........................   (1.0)
                                                                 -----
                                                                 100.0%
                                                                 -----
                                                                 -----
    See Notes to Financial Statements                                     11

       Cash Accumulation Trust       National Money Market Fund
             Statement of Assets and Liabilities (Unaudited)

                                                                  March 31, 2003
----------------------------------------------------------------------------------------
ASSETS
Investments, at amortized cost which approximates market
value                                                              $281,624,576
Cash                                                                        256
Receivable for Fund shares sold                                       4,375,834
Interest receivable                                                     443,271
Prepaid expenses                                                         79,138
                                                                ------------------
      Total assets                                                  286,523,075
                                                                ------------------
LIABILITIES
Payable for Fund shares reacquired                                    7,266,633
Accrued expenses                                                        140,217
Management fee payable                                                   96,202
Dividends payable                                                        40,460
Distribution fee payable                                                 24,667
                                                                ------------------
      Total liabilities                                               7,568,179
                                                                ------------------
NET ASSETS                                                         $278,954,896
                                                                ------------------
                                                                ------------------
Net assets were comprised of:
   Shares of beneficial interest at par, at $.00001 par value      $      2,790
   Paid-in capital in excess of par                                 278,952,106
                                                                ------------------
Net assets, March 31, 2003                                         $278,954,896
                                                                ------------------
                                                                ------------------
Net asset value, offering price and redemption price per
   share ($278,954,896 / 278,954,896 shares of beneficial
   interest issued and outstanding)                                       $1.00
                                                                ------------------
                                                                ------------------

    12                                     See Notes to Financial Statements

       Cash Accumulation Trust       National Money Market Fund
             Statement of Operations (Unaudited)

                                                                     Six Months
                                                                       Ended
                                                                   March 31, 2003
---------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                                          $2,456,432
                                                                   --------------
Expenses
   Management fee                                                       601,165
   Distribution fee                                                     154,145
   Transfer agent's fees and expenses                                   128,000
   Registration fees                                                     65,000
   Custodian's fees and expenses                                         42,000
   Reports to shareholders                                               19,000
   Audit fee                                                             14,000
   Legal fees and expenses                                                7,000
   Trustees' fees                                                         5,000
   Miscellaneous                                                          4,016
                                                                   --------------
      Total expenses                                                  1,039,326
                                                                   --------------
Net investment income                                                 1,417,106
                                                                   --------------
REALIZED GAIN ON INVESTMENTS
Net realized gain on investment transactions                              2,227
                                                                   --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $1,419,333
                                                                   --------------
                                                                   --------------

    See Notes to Financial Statements                                     13

       Cash Accumulation Trust       National Money Market Fund
             Statement of Changes in Net Assets (Unaudited)

                                                 Six Months             Year
                                                    Ended              Ended
                                               March 31, 2003    September 30, 2002
-----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                       $     1,417,106    $      5,658,968
   Net realized gain on investment
      transactions                                       2,227              57,938
                                               ---------------   ------------------
   Net increase in net assets resulting from
      operations                                     1,419,333           5,716,906
                                               ---------------   ------------------
Dividends and distributions (Note 1)                (1,419,333)         (5,716,906)
                                               ---------------   ------------------
Fund share transactions (at $1 per share)
   Net proceeds from shares sold                   984,084,364       2,410,968,717
   Net asset value of shares issued to
      shareholders in reinvestment of
      dividends and distributions                    1,434,347           5,736,003
   Cost of shares reacquired                    (1,044,393,918)     (2,474,135,620)
                                               ---------------   ------------------
Net decrease in net assets from Fund share
transactions                                       (58,875,207)        (57,430,900)
                                               ---------------   ------------------
Total decrease                                     (58,875,207)        (57,430,900)
NET ASSETS
Beginning of period                                337,830,103         395,261,003
                                               ---------------   ------------------
End of period                                  $   278,954,896    $    337,830,103
                                               ---------------   ------------------
                                               ---------------   ------------------

    14                                     See Notes to Financial Statements

       Cash Accumulation Trust       National Money Market Fund
             Notes to Financial Statements (Unaudited)

      Cash Accumulation Trust (the 'Trust') is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Trust consists of two series--the National Money Market Fund (the 'Fund') and the Liquid Assets Fund. These financial statements relate to the National Money Market Fund. The financial statements of the other series are not presented herein. The investment objective of the Fund is current income to the extent consistent with the preservation of capital and liquidity. The Fund invests primarily in a portfolio of U.S. Government obligations, financial institution obligations and other high quality money market instruments maturing in thirteen months or less whose ratings are within the two highest ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Fund to meet its obligations may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Trust and the Fund in the preparation of its financial statements.

      Securities Valuations:    Portfolio securities of the Fund are valued at
amortized cost, which approximates market value. The amortized cost method of valuation involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

      The Fund held illiquid securities, including those which are restricted as to disposition under securities law ('restricted securities'). The restricted securities held by the Fund at March 31, 2003 include registration rights under which the Fund may demand registration by the issuer. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. The Fund amortizes premiums and accretes discounts on purchases of portfolio securities as adjustments to interest income. Interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Federal Income Taxes:    For federal income tax purposes, each Fund in the
Trust is treated as a separate taxpaying entity. It is the Fund's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.
                                                                          15

       Cash Accumulation Trust       National Money Market Fund
             Notes to Financial Statements (Unaudited) Cont'd.

      Dividends and Distributions:    The Fund declares daily dividends from net
investment income and net realized short-term capital gains (losses). Payment of dividends is made monthly. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Note 2. Agreements
The Trust has a management agreement with Prudential Investments LLC ('PI'). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. ('PIM'). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Trust. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Trust, occupancy and certain clerical and bookkeeping costs of the Trust. The Trust bears all other costs and expenses.

      The management fee paid to PI is computed daily and payable monthly, at an annual rate of .39% of the Fund's average daily net assets up to and including $1 billion, .375% of the next $500 million, .35% of the next $500 million and ..325% of the Fund's average daily net assets in excess of $2 billion.

      The Trust has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'). The Fund compensates PIMS for distributing and servicing the Fund's shares pursuant to the plan of distribution at an annual rate of .10 of 1% of the average daily net assets of the shares, regardless of expenses actually incurred by them. The distribution fees are accrued daily and payable monthly.

      PI, PIM, and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. ('Prudential').

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund's transfer agent. During the six months ended March 31, 2003, the Fund incurred fees of approximately $104,500 for the services of PMFS. As of March 31, 2003, approximately $17,200 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.
    16

                                                        SEMI ANNUAL REPORT
                                                        MARCH 31, 2003
            NATIONAL MONEY MARKET FUND
-------------------------------------------------------------------------------
                                                        FINANCIAL HIGHLIGHTS

       Cash Accumulation Trust       National Money Market Fund
             Financial Highlights (Unaudited)

                                                                     Six Months
                                                                       Ended
                                                                   March 31, 2003
---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $   1.00
                                                                   --------------
Net investment income                                                       --(c)
Dividends and distributions to shareholders                                 --(c)
                                                                   --------------
Net asset value, end of period                                        $   1.00
                                                                   --------------
                                                                   --------------
TOTAL RETURN(a)                                                            .46%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $278,955
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees               .67%(b)
   Expenses, excluding distribution and service (12b-1) fees               .57%(b)
   Net investment income                                                   .92%(b)

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(b) Annualized.
(c) Less than $.005 per share.
    18                                     See Notes to Financial Statements

       Cash Accumulation Trust       National Money Market Fund
             Financial Highlights (Unaudited) Cont'd.

                     Year Ended September 30,
------------------------------------------------------------------
  2002         2001         2000         1999         1998
------------------------------------------------------------------
$   1.00     $   1.00     $   1.00     $   1.00     $   1.00
--------     --------     --------     --------     --------
     .02          .05          .06          .05          .05
    (.02)        (.05)        (.06)        (.05)        (.05)
--------     --------     --------     --------     --------
$   1.00     $   1.00     $   1.00     $   1.00     $   1.00
--------     --------     --------     --------     --------
--------     --------     --------     --------     --------
    1.67%         4.9%         5.7%         4.6%         5.2%
$337,830     $395,261     $381,836     $403,566     $507,288
     .65%         .64%         .68%         .68%         .62%
     .55%         .54%         .58%         .58%         .52%
    1.62%        4.80%        5.55%        4.56%        5.05%

    See Notes to Financial Statements                                     19

Cash Accumulation Trust  National Money Market Fund

Getting the Most from Your Prudential Mutual Fund

When you invest through Prudential Mutual
Funds, you receive financial advice from a Prudential Securities Financial Advisor or
Pruco Securities registered representative.
Your financial professional can provide you with the following services:

THERE'S NO REWARD WITHOUT RISK; BUT IS THIS RISK
WORTH IT?
Your financial professional can help you match the reward you seek with the risk you can tolerate. Risk can be difficult to gauge-- sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction.
There are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets, and who knows you!

KEEPING UP WITH THE JONESES
A financial professional can help you wade through the numerous available mutual funds to find the ones that fit your individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals--not at you personally. Your financial professional will review your investment objectives with you.
This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.

BUY LOW, SELL HIGH
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial professional can answer questions when you're confused or worried about your investment, and should remind you that you're investing for the long haul.

     www.prudential.com  (800) 225-1852

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Trustees
Delayne Dedrick Gold
Robert F. Gunia
Robert E. La Blanc
Judy A. Rice
Robin B. Smith
Stephen Stoneburn
Clay T. Whitehead

Officers
Judy A. Rice, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Jonathan D. Shain, Secretary
Marguerite E.H. Morrison, Assistant Secretary
Maryanne Ryan, Anti-Money Laundering
   Compliance Officer

Manager
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
Prudential Investment Management, Inc.
Gateway Center Two
Newark, NJ 07102

Distributor
Prudential Investment Management Services LLC
Gateway Center Three, 14th Floor
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
PO Box 8098
Philadelphia, PA 19101

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Sullivan & Cromwell LLP
125 Broad Street
New York, NY 10004-2498

Nasdaq      Cusip
NMMXX     147541106

The views expressed in this report and
information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March 31, 2003, were not audited and, accordingly, no auditors' opinion is expressed on them.

Mutual funds are not insured by the FDIC or any federal government agency, are not a deposit of or guaranteed by any bank or any bank affiliate, and may lose value.

(LOGO)


Nasdaq      Cusip
NMMXX     147541106

MF178E2   IFS-A080065

                          SEMIANNUAL REPORT
                          MARCH 31, 2003

CASH ACCUMULATION TRUST/
LIQUID ASSETS FUND

                          FUND TYPE
                          Money market

                          OBJECTIVE
                          Current income to the extent consistent with preservation of capital and liquidity

                          This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

                          The views expressed in this report and
                          information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.


Prudential Financial is a service mark of
The Prudential Insurance Company of America,
Newark, NJ, and its affiliates.                           (LOGO)

Cash Accumulation Trust  Liquid Assets Fund

Performance at a Glance

INVESTMENT GOALS AND STYLE
The Liquid Assets Fund (the Fund) seeks current income to the extent consistent with preservation of capital and liquidity. The Fund is a diversified portfolio of high-quality, U.S. dollar-denominated money market securities issued by the U.S. government and its agencies and instrumentalities, major corporations, and commercial banks of the United States and foreign countries. Maturities can range from 1 day to 13 months. We generally purchase securities rated in one of the two highest short-term rating categories by at least two major independent rating agencies, or if not rated, deemed to be of equivalent quality by our credit research staff. While we make every effort to achieve our objective and maintain a net asset value (NAV) of $1 per share, we cannot guarantee success.

Money Market Fund Yield Comparison

                 (GRAPH)

<PARA>


           www.prudential.com  (800) 225-1852

Semiannual Report  March 31, 2003

Fund Facts                                  As of 3/31/03

                                 7-Day        Net Asset     Weighted Avg.    Net Assets
                             Current Yield   Value (NAV)     Mat. (WAM)      (Millions)
Liquid Assets Fund               1.06%         $1.00          74 Days          $426.5
---------------------------------------------------------------------------------------
iMoneyNet, Inc. Prime Retail
Universe Average*                0.58%         $1.00          58 Days           N/A
---------------------------------------------------------------------------------------

Note: Yields will fluctuate from time to time, and past performance is not indicative of future results. An investment in the Fund is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

* The iMoneyNet, Inc. Prime Retail Universe
  Average is based on the average yield and WAM of all funds in the iMoneyNet, Inc. Prime
  Retail Universe category. iMoneyNet, Inc.
  reports a seven-day current yield, NAV, and WAM on Tuesdays. This is the data of all funds in the iMoneyNet, Inc. Prime Retail
  Universe Average category as of March 25,
  2003, the closest date to the end of our reporting period.

Weighted Average Maturity Comparison

                  (GRAPH)
                                       1

(LOGO)                                  May 15, 2003

DEAR SHAREHOLDER,
Money market funds and other conservative investment alternatives served as safe havens for investors discouraged by a volatile equity market during the Liquid Assets Fund's six-month reporting period ended March 31, 2003. As the economic recovery in the United States struggled to stay on track, stocks began to rebound in late 2002, only to turn sharply lower during the first three months of 2003. In light of these large swings in stock prices, the conservative market sentiment was not surprising.

Doubts about the staying power of the economic recovery, exacerbated at that time by the war in Iraq, encouraged a trend toward lower interest rates that reduced the level of income earned in all portfolios that invest in money market securities. Nevertheless, the Fund provided a yield throughout the reporting period that was higher than that of the average comparable portfolio as measured by iMoneyNet, Inc. On the following pages, the Fund's management team explains conditions in the money markets and the Fund's performance.

In March 2003 I was named president of the Fund. I am pleased to lead an organization aimed at offering a high-quality product based on consistent investment disciplines--a point of stability in today's turbulent markets. At
Prudential Financial, we recommend that you work closely with a financial professional if you are considering making any changes to your investment strategy. Thank you for your confidence in Prudential mutual funds.

Sincerely,

Judy A. Rice, President
Cash Accumulation Trust/Liquid Assets Fund

Cash Accumulation Trust  Liquid Assets Fund

Semiannual Report  March 31, 2003

INVESTMENT ADVISER'S REPORT

INVESTING AMID HEIGHTENED GEOPOLITICAL RISKS
Geopolitical developments during our six-month reporting period that began October 1, 2002 negatively affected the U.S. economy and the stock market. There was concern that the United
States might get bogged down in war with Iraq, although the fighting only lasted several weeks. North Korea's maneuvers with respect to its nuclear weapons program were another source of anxiety. Wary businesses reacted by reducing investments in equipment, software, and buildings, while consumers spent less vigorously for automobiles and other major purchases. The stock market, which had begun to rebound in late 2002, turned lower in the first three months of 2003.

As our reporting period began, financial markets focused on data that indicated economic growth might be stronger than anticipated. This view, along with bargain hunting, helped stock prices improve. In addition, it led to speculation that interest rates had bottomed out. Consequently, investors demanded higher yields on money market securities in October
2002, which pushed their prices lower. During this time, we purchased attractively priced securities that matured before the end of 2002.
It was in October 2002 that money market yields reached their peak for our six-month reporting period, then quickly turned lower.

Money market yields declined because weak
economic data released in late October 2002
made it more likely that the Federal Reserve
(the Fed) was on the verge of reducing short-
term rates to strengthen the economy. When it
met in early November 2002, the Fed
aggressively cut its target for the rate banks
charge each other for overnight loans by half a
percentage point to 1.25%, its lowest level in
41 years. Money market yields continued to
slide during the remainder of our reporting
period. This trend reflected speculation that
the Fed would provide further stimulus in 2003
as the economy
                                    3

Cash Accumulation Trust  Liquid Assets Fund

Semiannual Report  March 31, 2003

continued to suffer when consumer confidence plunged before the war in Iraq began.

FINDING VALUE AMONG FEDERAL AGENCY SECURITIES
In this environment of falling interest rates, we analyzed trends within various money market sectors to identify securities that offered better relative value. Among federal agency issues, we purchased securities in November
2002 that were callable, which in this case meant that securities scheduled to mature in 13 months could be retired by their issuers in three months. These securities were priced attractively to compensate investors for the early maturity option.

During the final three months of our reporting period, our analysis of yields on money market securities with different maturity dates helped determine which securities provided the best relative value. For example, money market securities that mature in one year typically provide higher yields than money market securities due in three months to compensate investors for the greater risks associated with owning longer-term investments. However, in the final three months of our reporting period, the difference between yields on one-year and three-month securities shrank considerably.
This occurred because there was increased demand for one-year securities, reflecting the view that one-year securities would yield much less in coming months if the Fed cut short-term rates in 2003 as anticipated at that time.

Therefore, during the first calendar quarter of 2003, we primarily invested in securities maturing in three months or less because we believed they offered better relative value than securities due in one year. In March 2003, however, after a government report showed the job market had weakened, we also purchased nine-month and one-year securities to help insulate the Fund's yield from any further decline in short-term rates.

        www.prudential.com  (800) 225-1852

LOOKING AHEAD
Widespread expectations for a more
accommodative monetary policy in 2003 faded after the fighting in Iraq ended. However, because geopolitical risks remain and the lackluster pace of economic growth continues, the Fed could still cut short-term rates this year. Nevertheless, we intend to maintain the Fund's considerable exposure to variable-rate securities. We expect rates on these securities to reset to higher levels in response to an eventual rise in interest rates that will likely occur once economic growth accelerates.

Cash Accumulation Trust/Liquid Assets Fund Management Team

       Cash Accumulation Trust      Liquid Assets Fund
             Portfolio of Investments as of March 31, 2003 (Unaudited)

Principal
Amount
(000)         Description                                             Value (Note 1)
-------------------------------------------------------------------------------------------
Certificates of Deposit - Domestic  4.0%
              Citibank NA
 $   8,000    1.23%, 6/12/03                                          $     8,000,000
              Wells Fargo Bank NA
     9,000    1.25%, 6/12/03                                                9,000,000
                                                                      ---------------
                                                                           17,000,000
-------------------------------------------------------------------------------------
Certificates of Deposit - Yankee  8.7%
              Banco Bilbao Vizcaya Argentaria
     5,000    1.265%, 12/16/03(a)                                           5,000,000
              Dexia Bank
    10,000    1.23%, 4/14/03                                               10,000,000
              Dresdner Bank AG
     5,000    1.3175%, 4/3/03(a)                                            5,000,000
              Natexis Banques Populaires
     2,000    1.255%, 5/2/03                                                1,999,991
              Unicredito Italiano SpA
    15,000    1.27%, 4/7/03                                                15,000,000
                                                                      ---------------
                                                                           36,999,991
-------------------------------------------------------------------------------------
Commercial Paper  46.9%
              Alcoa, Inc.
    12,047    1.40%, 4/1/03                                                12,047,000
              Allianz Finance Corp.
     4,000    1.39%, 5/20/03                                                3,992,432
              Aventis
     3,000    1.29%, 4/25/03                                                2,997,420
    13,000    1.27%, 5/19/03                                               12,977,987
              BankAmerica Corp.
     8,000    1.25%, 4/22/03                                                7,994,167
              Barclays (U.S.) Funding Corp.
     1,000    1.25%, 4/30/03                                                  998,993
              CBA (Delaware) Finance, Inc.
     1,700    1.30%, 4/23/03                                                1,698,649
              Corp. Asset Funding Co.
     1,000    1.23%, 6/19/03                                                  997,301

    6                                      See Notes to Financial Statements

       Cash Accumulation Trust      Liquid Assets Fund
             Portfolio of Investments as of March 31, 2003 (Unaudited) Cont'd.

Principal
Amount
(000)         Description                                             Value (Note 1)
-------------------------------------------------------------------------------------------
              CXC LLC
 $   2,000    1.23%, 6/13/03                                          $     1,995,012
              Danske Corp.
     1,300    1.30%, 4/7/03                                                 1,299,718
     1,000    1.25%, 4/23/03                                                  999,236
     1,000    1.25%, 4/28/03                                                  999,063
              HBOS Treasury Services PLC
     7,500    1.30%, 4/22/03                                                7,494,312
     5,000    1.30%, 4/23/03                                                4,996,028
     1,283    1.28%, 5/1/03                                                 1,281,631
     2,891    1.28%, 5/7/03                                                 2,887,300
     1,200    1.30%, 5/7/03                                                 1,198,440
     1,100    1.28%, 5/13/03                                                1,098,357
              ING (U.S.) Funding LLC
    15,700    1.27%, 5/6/03                                                15,680,615
              MetLife Funding, Inc.
     1,250    1.30%, 4/23/03                                                1,249,007
              Morgan Stanley
     9,000    1.30%, 4/7/03                                                 8,998,050
              Nestle Capital Corp.
     3,500    1.22%, 8/4/03                                                 3,485,174
              New Center Asset Trust
     7,000    1.27%, 8/29/03                                                6,962,958
              Nyala Funding LLC
     2,000    1.32%, 5/16/03                                                1,996,700
              PB Finance (Delaware), Inc.
    11,000    1.25%, 4/15/03                                               10,994,653
              Preferred Receivables Funding Corp.
     6,200    1.23%, 4/10/03                                                6,198,093
              Prudential PLC
    10,000    1.26%, 4/10/03                                                9,996,850
     8,000    1.27%, 5/2/03                                                 7,991,251
              Royal Bank of Scotland PLC
     1,400    1.25%, 5/6/03                                                 1,398,299
              Santander Central Hispano Finance, Inc.
    13,000    1.27%, 5/12/03                                               12,981,197

    See Notes to Financial Statements                                      7

       Cash Accumulation Trust      Liquid Assets Fund
             Portfolio of Investments as of March 31, 2003 (Unaudited) Cont'd.

Principal
Amount
(000)         Description                                             Value (Note 1)
-------------------------------------------------------------------------------------------
              Schlumberger Technology Corp.
 $   5,000    1.25%, 6/9/03                                           $     4,988,021
              Sheffield Receivables Corp.
     2,518    1.30%, 4/28/03                                                2,515,545
              Spintab Swedmortgage AB
     5,000    1.35%, 4/14/03                                                4,997,562
              Stadshypotek (Delaware), Inc.
     8,150    1.30%, 4/23/03                                                8,143,525
              Three Pillars Funding Corp.
     3,000    1.25%, 4/7/03                                                 2,999,375
              Thunder Bay Funding, Inc.
     8,815    1.26%, 4/22/03                                                8,808,521
     7,539    1.30%, 4/23/03                                                7,533,011
              Tulip Funding Corp.
     2,785    1.30%, 4/28/03                                                2,782,285
              Windmill Funding Corp.
     1,500    1.30%, 4/2/03                                                 1,499,946
                                                                      ---------------
                                                                          200,153,684
-------------------------------------------------------------------------------------
Other Corporate Obligations  29.2%
              Allstate Life Insurance Co.
     2,000    1.52%, 5/1/03(a)(c)
               (cost $2,000,000; purchased 5/1/01)                          2,000,000
              American Express Credit Corp., MTN
     3,000    1.3675%, 4/7/03(a)                                            3,000,000
              Associates Corp. of North America, MTN
     8,700    5.75%, 11/1/03                                                8,914,379
              Bank One Corp., MTN
     5,500    1.525%, 6/26/03(a)                                            5,506,603
              BNP Paribas
    21,000    1.44%, 4/1/03                                                21,000,000
              Caterpillar Financial Services Corp., MTN
     5,000    4.80%, 8/1/03                                                 5,058,199
              Chase Manhattan Corp., MTN
     6,000    1.40875%, 6/16/03(a)                                          6,003,418

    8                                      See Notes to Financial Statements

       Cash Accumulation Trust      Liquid Assets Fund
             Portfolio of Investments as of March 31, 2003 (Unaudited) Cont'd.

Principal
Amount
(000)         Description                                             Value (Note 1)
-------------------------------------------------------------------------------------------
              GE Capital Assurance Co.
 $   4,000    1.38125%, 4/22/03(a)(c)
               (cost $4,000,000; purchased 7/22/02)                   $     4,000,000
              GE Capital Corp., MTN
     6,000    1.355%, 4/9/03(a)                                             6,000,000
     6,000    1.31%, 4/17/03(a)                                             6,000,000
              Goldman Sachs Group, Inc., MTN
    17,000    1.40875%, 6/17/03(a)                                         17,000,000
              JP Morgan Chase & Co., MTN
     3,000    1.44%, 5/27/03(a)                                             3,001,524
              Merrill Lynch & Co., Inc., MTN
     4,400    1.5575%, 4/7/03(a)                                            4,400,115
    10,000    1.37063%, 4/11/03(a)                                         10,000,000
              MetLife Insurance Co.
     3,000    1.49%, 4/3/03(a)(c)
               (cost $3,000,000; purchased 10/3/02)                         3,000,000
              Morgan Stanley, MTN
     3,500    7.375%, 4/15/03                                               3,508,416
     9,000    1.38%, 4/15/04(a)                                             9,000,000
              NationsBank Corp., MTN
     1,000    7.00%, 5/15/03                                                1,006,274
              Paccar Financial Corp., MTN
     3,000    7.38%, 7/15/03                                                3,052,481
              Travelers Insurance Co.
     2,000    1.46875%, 4/8/03(a)(c)
               (cost $2,000,000; purchased 7/8/02)                          2,000,000
              Wells Fargo & Co., MTN
     1,004    4.25%, 8/15/03                                                1,014,815
                                                                      ---------------
                                                                          124,466,224
-------------------------------------------------------------------------------------
U.S. Government Agency  13.3%
              Federal Home Loan Bank
     8,000    1.65%, 12/23/03                                               8,000,000
     3,580    5.25%, 2/13/04, MTN                                           3,702,622
    10,000    1.425%, 3/8/04                                               10,000,000
     6,000    1.50%, 3/8/04                                                 6,000,000
     8,000    1.36%, 4/5/04                                                 8,000,000

    See Notes to Financial Statements                                      9

       Cash Accumulation Trust      Liquid Assets Fund
             Portfolio of Investments as of March 31, 2003 (Unaudited) Cont'd.

Principal
Amount
(000)         Description                                             Value (Note 1)
-------------------------------------------------------------------------------------------
              Federal Home Loan Mortgage Corp.
 $  12,060    1.19%, 12/4/03                                          $    11,961,534
              Federal National Mortgage Association
     9,000    1.50%, 3/2/04                                                 9,000,000
                                                                      ---------------
                                                                           56,664,156
                                                                      ---------------
              Total Investments  102.1%
               (amortized cost $435,284,055(b))                           435,284,055
              Liabilities in excess of other assets  (2.1)%                (8,768,969)
                                                                      ---------------
              Net Assets  100%                                        $   426,515,086
                                                                      ---------------
                                                                      ---------------

------------------------------
(a) Variable rate instrument. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.
(b) Federal income tax basis is the same as for financial reporting purposes.
(c) Private placement, restricted as to resale and does not have a readily available market, the aggregate cost of such securities is $11,000,000. The aggregate value of $11,000,000 is 2.6% of net assets.
MTN--Medium Term Note.
    10                                     See Notes to Financial Statements

       Cash Accumulation Trust      Liquid Assets Fund

             Portfolio of Investments as of March 31, 2003 (Unaudited) Cont'd. The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2003 was as follows:

Commercial Banks.................................................    32.9%
Federal Credit Agencies..........................................    13.3
Security Brokers & Dealers.......................................    12.4
Asset Backed Securities..........................................    10.4
Insurance........................................................     8.0
Bank Holding Companies...........................................     5.3
Pharmaceutical...................................................     3.7
Business Credit..................................................     2.8
Aluminum Mining..................................................     2.8
Courier Service..................................................     2.6
Personal Credit Institutions.....................................     2.1
Oil & Gas Field Machine & Equipment..............................     1.2
Oil & Gas Field Service..........................................     1.2
Mortgage Bankers.................................................     1.2
Food & Kindred Products..........................................     0.8
Motor Vehicle & Parts............................................     0.7
Financial Services...............................................     0.7
                                                                    -----
                                                                    102.1%
Liabilities in excess of other assets............................    (2.1)
                                                                    -----
                                                                    100.0%
                                                                    -----
                                                                    -----
    See Notes to Financial Statements                                     11

       Cash Accumulation Trust      Liquid Assets Fund
             Statement of Assets and Liabilities (Unaudited)

                                                                   March 31, 2003
---------------------------------------------------------------------------------------
ASSETS
Investments, at amortized cost which approximates market value      $435,284,055
Cash                                                                         754
Receivable for Fund shares sold                                        4,474,381
Interest receivable                                                      753,320
Prepaid expenses                                                           3,483
                                                                   --------------
      Total assets                                                   440,515,993
                                                                   --------------
LIABILITIES
Payable for Fund shares reacquired                                    13,725,735
Accrued expenses                                                         145,729
Dividends payable                                                        101,840
Management fee payable                                                    27,603
                                                                   --------------
      Total liabilities                                               14,000,907
                                                                   --------------
NET ASSETS                                                          $426,515,086
                                                                   --------------
                                                                   --------------
Net assets were comprised of:
   Shares of beneficial interest, at $.00001 par value              $      4,265
   Paid-in capital in excess of par                                  426,510,821
                                                                   --------------
Net assets, March 31, 2003                                          $426,515,086
                                                                   --------------
                                                                   --------------
Net asset value, offering and redemption price per share
   ($426,515,086 / 426,515,086 shares of beneficial interest
   issued and outstanding)                                                 $1.00
                                                                   --------------
                                                                   --------------

    12                                     See Notes to Financial Statements

       Cash Accumulation Trust      Liquid Assets Fund
             Statement of Operations (Unaudited)

                                                                     Six Months
                                                                       Ended
                                                                   March 31, 2003
---------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                                          $3,632,456
                                                                   --------------
Expenses
   Management fee                                                       162,055
   Transfer agent's fees and expenses                                   216,000
   Registration fees                                                     89,000
   Custodian's fees and expenses                                         47,000
   Reports to shareholders                                               22,000
   Audit fee                                                             15,000
   Legal fees and expenses                                               12,000
   Trustees' fees                                                         5,000
   Miscellaneous                                                          2,207
                                                                   --------------
      Total expenses                                                    570,262
                                                                   --------------
Net investment income                                                 3,062,194
                                                                   --------------
REALIZED GAIN ON INVESTMENTS
Net realized gain on investment transactions                              5,057
                                                                   --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $3,067,251
                                                                   --------------
                                                                   --------------

    See Notes to Financial Statements                                     13

       Cash Accumulation Trust      Liquid Assets Fund
             Statement of Changes in Net Assets (Unaudited)

                                                Six Months              Year
                                                   Ended               Ended
                                              March 31, 2003     September 30, 2002
-----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                      $     3,062,194     $     10,092,702
   Net realized gain on investment
      transactions                                      5,057                6,423
                                              ---------------    ------------------
   Net increase in net assets resulting
      from operations                               3,067,251           10,099,125
                                              ---------------    ------------------
Dividends and distributions (Note 1)               (3,067,251)         (10,099,125)
                                              ---------------    ------------------
Fund share transactions (at $1 per share)
   Net proceeds from shares sold                1,716,302,708        4,306,320,534
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                                 3,065,348           10,158,619
   Cost of shares reacquired                   (1,804,870,388)      (4,361,034,064)
                                              ---------------    ------------------
   Net decrease in net assets from Fund
      share transactions                          (85,502,332)         (44,554,911)
                                              ---------------    ------------------
   Total decrease                                 (85,502,332)         (44,554,911)
NET ASSETS
Beginning of period                               512,017,418          556,572,329
                                              ---------------    ------------------
End of period                                 $   426,515,086     $    512,017,418
                                              ---------------    ------------------
                                              ---------------    ------------------

    14                                     See Notes to Financial Statements

       Cash Accumulation Trust      Liquid Assets Fund
             Notes to Financial Statements (Unaudited)

      Cash Accumulation Trust (the 'Trust') is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Trust consists of two series--the National Money Market Fund and the Liquid Assets Fund (the 'Fund'). These financial statements relate to the Liquid Assets Fund. The Financial Statements of the other series is not presented herein. The Fund commenced investment operations on December 22, 1997. The investment objective of the Fund is current income to the extent consistent with the preservation of capital and liquidity. The Fund invests primarily in a portfolio of U.S. Government obligations, financial institution obligations and other high quality money market instruments maturing in thirteen months or less whose ratings are within the two highest ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Fund to meet its obligations may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Trust and the Fund in the preparation of its financial statements.

      Securities Valuations:    Portfolio securities are valued at amortized
cost, which approximates market value. The amortized cost method of valuation involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

      The Fund held illiquid securities, including those which are restricted as to disposition under securities law ('restricted securities'). The restricted securities held by the Fund at March 31, 2003 include registration rights under which the Fund may demand registration by the issuer. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Interest income including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management.

      Federal Income Taxes:    For federal income tax purposes, each Fund in the
Trust is treated as a separate tax paying entity. It is the Fund's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.
                                                                          15

       Cash Accumulation Trust      Liquid Assets Fund
             Notes to Financial Statements (Unaudited) Cont'd.

      Dividends and Distributions:    The Fund declares daily dividends from net
investment income and net realized short-term capital gains (losses). Payment of dividends is made monthly. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Note 2. Agreements
The Trust has a management agreement with Prudential Investments LLC ('PI'). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. ('PIM'). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Trust. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI continues to have responsibility for all investment advisory services pursuant to the management agreement and supervises PIM's performance of such services. PI pays for the services of PIM, the cost of compensation of officers of the Trust, occupancy and certain clerical and bookkeeping costs of the Trust. The Trust bears all other costs and expenses.

      Under the management agreement, PI is reimbursed by the Fund for its direct administrative costs and expenses, excluding overhead and profit incurred in providing services to the Fund, up to a maximum of .39% of the average daily net assets. For the six months ended March 31, 2003, the management costs were at an annualized rate of .07% of the Fund's average daily net assets.

      The Trust has a distribution agreement with Prudential Investment Management Services LLC ('PIMS') which acts as the distributor of the Fund. No distribution or service fees are paid to PIMS as distributor of the Fund.

      PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. ('Prudential').

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund's transfer agent. During the six months ended March 31, 2003, the Fund incurred fees of approximately $195,800 for the services of PMFS. As of March 31, 2003, $32,000 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

                                                        SEMIANNUAL REPORT
                                                        MARCH 31, 2003
            CASH ACCUMULATION TRUST
            LIQUID ASSETS FUND
-------------------------------------------------------------------------------
                                                        FINANCIAL HIGHLIGHTS

       Cash Accumulation Trust      Liquid Assets Fund
             Financial Highlights (Unaudited)

                                                                  Six Months Ended
                                                                   March 31, 2003
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $   1.00
                                                                  ----------------
Net investment income and net realized gains                               .01
Dividends and distributions to shareholders                               (.01)
                                                                  ----------------
Net asset value, end of period                                        $   1.00
                                                                  ----------------
                                                                  ----------------
TOTAL RETURN:(b)                                                           .67%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $426,515
Average net assets (000)                                              $461,097
Ratios to average net assets:
   Expenses                                                                .25%(c)
   Net investment income                                                  1.33%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(c) Annualized.
    18                                     See Notes to Financial Statements

       Cash Accumulation Trust      Liquid Assets Fund
             Financial Highlights (Unaudited) Cont'd.

                                                                                      December 22,
                           Year Ended September 30,                                  1997(a) through
-------------------------------------------------------------------------------       September 30,
      2002                 2001                 2000                 1999                 1998
-----------------------------------------------------------------------------------------------------------
    $   1.00             $   1.00             $   1.00             $   1.00             $    1.00
----------------     ----------------     ----------------     ----------------     -----------------
         .02                  .05                  .06                  .05                   .04
        (.02)                (.05)                (.06)                (.05)                 (.04)
----------------     ----------------     ----------------     ----------------     -----------------
    $   1.00             $   1.00             $   1.00             $   1.00             $    1.00
----------------     ----------------     ----------------     ----------------     -----------------
----------------     ----------------     ----------------     ----------------     -----------------
        2.04%                5.33%                6.15%                5.05%                 4.52%
    $512,017             $556,572             $488,807             $394,612             $ 441,944
    $508,258             $486,816             $417,161             $386,144             $ 374,141
         .23%                 .21%                 .24%                 .27%                  .21%(c)
        1.99%                5.16%                6.03%                4.94%                 5.53%(c)

    See Notes to Financial Statements                                     19

Cash Accumulation Trust  Liquid Assets Fund

Getting the Most from Your Prudential Mutual Fund

When you invest through Prudential Mutual
Funds, you receive financial advice from a Prudential Securities Financial Advisor or
Pruco Securities registered representative.
Your financial professional can provide you with the following services:

THERE'S NO REWARD WITHOUT RISK; BUT IS THIS RISK
WORTH IT?
Your financial professional can help you match the reward you seek with the risk you can tolerate. Risk can be difficult to gauge-- sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction.
There are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets, and who knows you!

KEEPING UP WITH THE JONESES
A financial professional can help you wade through the numerous available mutual funds to find the ones that fit your individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals--not at you personally. Your financial professional will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.

BUY LOW, SELL HIGH
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial professional can answer questions when you're confused or worried about your investment, and should remind you that you're investing for the long haul.

       www.prudential.com  (800) 225-1852

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Trustees
Delayne Dedrick Gold
Robert F. Gunia
Robert E. La Blanc
Judy A. Rice
Robin B. Smith
Stephen Stoneburn
Clay T. Whitehead

Officers
Judy A. Rice, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Jonathan D. Shain, Secretary
Marguerite E.H. Morrison, Assistant Secretary
Maryanne Ryan, Anti-Money Laundering
   Compliance Officer

Manager
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
Prudential Investment Management, Inc.
Gateway Center Two
Newark, NJ 07102

Distributor
Prudential Investment Management Services LLC
Gateway Center Three, 14th Floor
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
PO Box 8098
Philadelphia, PA 19101

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Sullivan & Cromwell LLP
125 Broad Street
New York, NY 10004-2498

Nasdaq         Cusip
PLQXX        147541502

The views expressed in this report and
information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March 31, 2003, were not audited and, accordingly, no auditors' opinion is expressed on them.

Mutual funds are not insured by the FDIC or any federal government agency, are not a deposit of or guaranteed by any bank or any bank affiliate, and may lose value.

(LOGO)

Nasdaq       Cusip
PLQXX      147541502

MF175E2    IFS-A080075